Employee Benefit Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee benefits [Abstract]
Wages, salaries, bonus and termination costs		$ 895	$ 930	$ 919
Staff meals		39	45	46
Pension costs - defined contribution plan		35	36	35
Share-based compensation, net of amount capitalized	[1],[2]	35	10	15
Other employee benefit expenses		28	28	35
Employee benefit expenses		1,032	1,049	1,050
Capitalized share-based compensation	[2]	$ 1	$ 1	$ 1

[1]	Includes equity-settled share-based payment expense, net of amount capitalized of US$5 million, US$5 million and US$9 million and cash-settled share-based payment expense, net of amount capitalized of US$30 million, US$5 million and US$6 million for the years ended December 31, 2022, 2021, and 2020, respectively.
[2]	Share-based compensation of US$1 million, less than US$1 million and US$1 million were capitalized during the years ended December 31, 2022, 2021 and 2020, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 27 to the consolidated financial statements.